Insurance (Tables)	12 Months Ended
Dec. 31, 2018
Insurance [Abstract]
Statutory information
Net earnings and capital and surplus on a statutory basis for GALIC and its insurance subsidiaries were as follows (in millions):

	Net Earnings			Capital and Surplus
	2018	2017	2016	2018	2017
GALIC consolidated life insurance companies	$802	$286	$167	$2,701	$2,132

Schedule of reserve liabilities for annuity benefits accumulated
For certain products, the liability for “annuity benefits accumulated” includes reserves for excess benefits expected to be paid on future deaths and annuitizations, guaranteed withdrawal benefits and accrued persistency and premium bonuses. The liabilities included in GALIC’s Balance Sheet for these benefits, excluding the impact of unrealized gains on securities, were as follows at December 31 (in millions):

	2018	2017
Expected death and annuitization	$229	$228
Guaranteed withdrawal benefits	472	357
Accrued persistency and premium bonuses	1	3